Cost of Services - Summary of Cost of Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost Of Service [Abstract]
Employee cost (Note 24)	$ 773,630	$ 663,360	$ 584,560
Maintenance	528,929	505,352	346,805
Safety, security and insurance	386,079	317,023	282,310
Utilities	334,994	278,895	222,891
Other	430,090	345,777	345,805
Cost of services	$ 2,453,722	$ 2,110,407	$ 1,782,371